Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 2,332,509	$ 1,057,138
Operating costs and expenses:
Lease operating expenses	1,501,399	1,144,889
Depreciation, depletion and amortization	418,051	282,948
General and administrative expenses	2,328,921	2,562,531
Total operating costs and expenses	4,248,371	3,990,368
Loss from operations	(1,915,862)	(2,933,230)
Other income (expense):
Issuance loss of warrants	(133,390)
Insurance costs allocated to warrant liability	(465,577)
Change in fair value of warrants	2,079,707
Exchange (loss) gain	(32,913)	(33,462)
Other (expenses) income, net	(592,342)	34,479
Total other income, net	855,485	1,017
Loss before income tax	(1,060,377)	(2,932,213)
Income tax provision
Net loss	$ (1,060,377)	$ (2,932,213)
Loss per ordinary share attributable to the Company
Basic and diluted	$ (0.13)	$ (0.39)
Weighted average number of ordinary shares outstanding
Basic and diluted	7,854,830	7,433,673